Retirement-Related Benefits - Net Periodic Cost (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of net periodic (income)/cost of the retirement-related benefit plans
Pension settlement charges		$ 2,700	$ 0	$ 3,113	$ 0
Pension Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans			477	3,918	30
Other Postretirement Benefits Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans			130	120	128
United States
Components of net periodic (income)/cost of the retirement-related benefit plans
Pension settlement charges				2,700
United States | Pension Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost			352	394	0
Interest cost			748	911	1,090
Expected return on plan assets			(1,073)	(1,253)	(1,529)
Amortization of prior service costs/(credits)			0	0	0
Recognized actuarial losses			280	452	109
Curtailments and settlements			0	2,761	0
Multi-employer plans			0	0	0
Other costs/(credits)			0	0	0
Total net periodic pension / nonpension (income)/cost of defined benefit plans			307	3,265	(329)
United States | Other Postretirement Benefits Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost			2	2	4
Interest cost			114	106	117
Expected return on plan assets			0	0	0
Amortization of prior service costs/(credits)			(29)	(29)	(29)
Recognized actuarial losses			0	0	0
Curtailments and settlements			0	0	0
Other costs/(credits)			0	0	0
Total net periodic pension / nonpension (income)/cost of defined benefit plans			86	79	92
Non-U.S. Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Pension settlement charges	$ 400			400
Non-U.S. Plans | Pension Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost			174	170	177
Interest cost			1,070	1,077	1,170
Expected return on plan assets			(1,467)	(1,546)	(1,440)
Amortization of prior service costs/(credits)			22	22	20
Recognized actuarial losses			343	516	400
Curtailments and settlements			9	398	7
Multi-employer plans			13	13	13
Other costs/(credits)			5	3	13
Total net periodic pension / nonpension (income)/cost of defined benefit plans			170	652	359
Non-U.S. Plans | Other Postretirement Benefits Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost			2	2	2
Interest cost			42	41	39
Expected return on plan assets			(1)	(1)	(2)
Amortization of prior service costs/(credits)			0	0	0
Recognized actuarial losses			1	(1)	(1)
Curtailments and settlements			0	0	(2)
Other costs/(credits)			0	0	0
Total net periodic pension / nonpension (income)/cost of defined benefit plans			$ 44	$ 41	$ 36